                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Advisors, LLC
Address:   111 Huntington Avenue
           Boston, Massachusetts 02199

Form13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine          Boston, MA            February 14, 2005
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name
     28-_______________________
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   135,065
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 12/31/05

Column 1                               Column 2      Column 3  Column 4  Column 5  Column 6  Column 7     Column 8
--------------------------------- ------------------ --------- --------- -------- ---------- -------- ----------------
                                                                                                      Voting Authority
                                                                          Value   Investment  Other   ----------------
Name of Issuer                      Title of Class    Cusip     Shares   (x$1000) Discretion Managers Sole Shared None
--------------------------------- ------------------ --------- --------- -------- ---------- -------- ---- ------ ----
Accuride Corporation                    Common         4398103   575,000 $ 7,418    (OTHER)                        X
Amkor Technology, Inc.                  Common        31652100 1,254,800 $ 7,027    (OTHER)                        X
Apache Corp.                            Common        37411105   108,600 $ 7,447    (OTHER)                        X
Aviall Inc                              Common       05366B102   316,000 $ 9,066    (OTHER)                        X
Celanese Corp. Del                 Common Series A   150870103   336,900 $ 6,442    (OTHER)                        X
Chesapeake Energy                       Common       165167107   353,400 $11,210    (OTHER)                        X
Commercial Vehicle Group Inc.           Common       202608105   311,900 $ 5,857    (OTHER)                        X
Crown Holdings Inc                      Common       228368106   335,600 $ 6,544    (OTHER)                        X
Fairchild Semiconductor Intl            Common       303726103   546,700 $ 9,256    (OTHER)                        X
Global Imaging Systems, Inc.            Common       37934A100    73,717 $ 2,553    (OTHER)                        X
Hayes Lemmerz International, Inc.     Common New     420781304 1,069,884 $ 3,766    (OTHER)                        X
Instinet Group Inc.                     Common       457750107    41,913 $   213    (OTHER)                        X
International Coal Group Inc. N         Common       45928H106   100,000 $   950    (OTHER)                        X
K&F INDS HLDGS INC                      Common       482241106   346,000 $ 5,315    (OTHER)                        X
Kerr-McGee Corporation                  Common       492386107    49,834 $ 4,528    (OTHER)                        X
Lamar Advertising Co                Common Class A   512815101   199,600 $ 9,210    (OTHER)                        X
Leap Wireless International, Inc.     Common New     521863308   160,100 $ 6,065    (OTHER)                        X
MacDermid, Inc.                         Common       554273102   143,900 $ 4,022    (OTHER)                        X
Nalco Holding Company                   Common       62985Q101   302,400 $ 5,352    (OTHER)                        X
Novelis, Inc.                           Common       67000X106   376,600 $ 7,829    (OTHER)                        X
Quality Distr Inc. FLA                  Common       74756M102   142,000 $ 1,132    (OTHER)                        X
Reddy Ice Holdings Inc.                 Common       75734R105   117,600 $ 2,564    (OTHER)                        X
Rogers Communications, Inc.       Class B Non Voting 775109200    15,938 $   732    (OTHER)                        X
Rogers Communications, Inc.       Class B Non Voting 775109200     5,265 $   242     (Sole)                  X
Silgan Holdings, Inc.                   Common       827048109   142,146 $ 5,134    (OTHER)                        X
SIRVA, Inc.                             Common       82967Y104   650,000 $ 5,194    (OTHER)                        X
SMTC Corp                               Common       832682207    77,160 $   106    (OTHER)                        X
Superior Essex Inc.                     Common       86815V105    96,610 $ 1,942    (OTHER)                        X
Superior Essex Inc.                     Common       86815V105   101,361 $ 2,037     (Sole)                  X
Telewest Global Inc.                    Common       87956T107   190,846 $ 4,546    (OTHER)                        X
Telewest Global Inc.                    Common       87956T107    67,486 $ 1,608     (Sole)                  X
Universal Compression Holdings          Common       913431102   144,700 $ 5,950    (OTHER)                        X
Warner Music Group Corp                 Common       934550104   750,662 $11,584    (OTHER)                        X
Wynn Resorts Ltd                        Common       983134107   267,700 $14,683    (OTHER)                        X
Young Broadcasting                      Common       987434107   251,000 $   653    (OTHER)                        X